Cover	Sep. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Information [Line Items]
Document Period End Date	Sep. 15, 2020
Document Type	8-K
Entity Registrant Name	Switch, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38231
Entity Tax Identification Number	82-1883953
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
Entity Address, Address Line One	7135 S. Decatur Boulevard
City Area Code	(702)
Local Phone Number	444-4111
Title of 12(b) Security	Class A common stock, par value $0.001
Trading Symbol	SWCH
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001710583
Amendment Flag	false